UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   JUNE 30, 1999
                                                 --------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Yeager, Wood &  Marshall, Inc.
                  -------------------------------------------------
Address:          630 Fifth Avenue, Suite 2900
                  -------------------------------------------------
                  New York, NY  10111
                  -------------------------------------------------

Form 13F File Number:    28-113
                         ------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gordon M. Marchand
         -----------------------------------------------
Title:   Vice President, Treasurer & Corporate Secretary
         -----------------------------------------------
Phone:   212-765-5350
         -----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Gordon M. Marchand          New York, NY                   July 22, 1999
    ----------------------------    ----------------------------   -------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     26
                                                  -------------------------

Form 13F Information Table Value Total:                $ 556,795
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.            #28-113     DATE:06/30/99


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
ABBOTT LABORATORIES   COMMON STOCK   002824100           16,767      369,512    X                            141600          227912
AMERICAN INT'L GROUP  COMMON STOCK   026874107           24,696      210,631    X                             55103          155528
AUTOMATIC DATA        COMMON STOCK   053015103           19,113      434,382    X                            136000          298382
 PROCESSING, INC.
COLGATE-PALMOLIVE CO  COMMON STOCK   194162103           18,067      183,417    X                             47900          135517
DISNEY (WALT), CO.    COMMON STOCK   254687106            6,489      210,584    X                             32250          178334
FDX CORP.             COMMON STOCK   31304N107           17,011      313,570    X                            169000          144570
GILLETTE COMPANY      COMMON STOCK   375766102           13,743      335,203    X                             81324          253879
HOME DEPOT INC.       COMMON STOCK   437076102           35,629      552,927    X                            181100          371827
GARTNER GROUP         COMMON STOCK   366651107           17,296      843,700    X                            410500          433200
JOHNSON & JOHNSON     COMMON STOCK   478160104           22,480      229,392    X                             67300          162092
COCA COLA COMPANY     COMMON STOCK   191216100           14,863      239,726    X                             50900          188826
MARRIOTT INTERNAT'L   COMMON STOCK   571903202           21,000      561,875    X                            227600          334275
MCDONALD'S CORP       COMMON STOCK   580135101           27,929      679,118    X                            186700          492418
MERCK & CO. INC.      COMMON STOCK   589331107           21,630      293,784    X                            114700          179084
MICROSOFT CORP        COMMON STOCK   594918104            5,177       57,400    X                                             57400
PFIZER, INC.          COMMON STOCK   717081103           24,529      225,035    X                             90500          134535
PROCTER & GAMBLE CO.  COMMON STOCK   742718109           10,676      119,620    X                             17000          102620
ROBERT HALF INT'L     COMMON STOCK   770323103           14,141      547,845    X                            315600          232245
STARBUCKS CORP.       COMMON STOCK   855244109           32,801      873,250    X                            342200          531050
STAPLES INC.          COMMON STOCK   855030102           28,067      907,230    X                            390825          516405
STATE STREET CORP.    COMMON STOCK   857477103           29,046      340,220    X                             98900          241320
SERVICEMASTER CO.     COMMON STOCK   81760N109           24,648    1,314,538    X                            609386          705152
A T & T CORP          COMMON STOCK   001957109           21,329      382,150    X                            171600          210550
TIFFANY & COMPANY     COMMON STOCK   886547108           44,017      456,135    X                            158400          297735
WAL-MART STORES, INC  COMMON STOCK   931142103           35,649      738,846    X                            202700          536146
WM. WRIGLEY, JR. CO.  COMMON STOCK   982526105           10,002      112,146    X                             41000           71146
GRAND TOTAL:                                            556,795